Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Summary of Significant Transactions between the Company and Other Related Parties
b.	Net revenue

		Six Months Ended June 30
		2020	2021
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Categories
Net revenue from sale of goods	Associates	$3,681.9	$3,447.1

Net revenue from royalties	Associates	$103.4	$105.0

c.	Purchases

	Six Months Ended June 30
	2020	2021
	NT$	NT$
	(In Millions)	(In Millions)
Related Party Categories
Associates	$3,733.3	$3,903.1

d.	Receivables from related parties

		December 31, 2020	June 30, 2021
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Name/Categories
Receivables from related parties	GUC	$370.6	$675.5
	Xintec	187.5	108.9

		$558.1	$784.4

		December 31, 2020	June 30, 2021
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Name/Categories
Other receivables from related parties	VIS	$4.3	$1,639.7
	SSMC	45.3	48.9
	Others	1.0	23.1

		$50.6	$1,711.7

e.	Payables to related parties

		December 31, 2020	June 30, 2021
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Name/Categories
Payables to related parties	Xintec	$1,358.6	$727.6
	SSMC	400.8	412.2
	VIS	311.4	334.1
	Others	36.9	30.3

		$2,107.7	$1,504.2

f.	Accrued expenses and other current liabilities

		December 31, 2020	June 30, 2021
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Categories
Contract liabilities	Associates	$—	$333.1

g.	Others

		Six Months Ended June 30
		2020	2021
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Categories
Manufacturing expenses	Associates	$1,822.0	$2,566.5

Research and development expenses	Associates	$87.3	$81.9

General and administrative expenses	Other related parties	$60.0	$70.0

Compensation to Directors and Other Key Management Personnel
The compensation to directors and other key management personnel were as follows:

	Six Months Ended June 30
	2020	2021
	NT$	NT$
	(In Millions)	(In Millions)
Short-term employee benefits	$1,207.4	$1,302.5
Post-employment benefits	1.3	1.5

	$1,208.7	$1,304.0